Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Allocation of Related Party Cost

The total amount of these allocations from Kimberly-Clark was approximately as follows (in millions):

Three Months Ended March 31, 2014
Cost of products sold	$6
Selling and general expenses	16
Research expenses	3

Total	$25

The total amount of these allocations from Kimberly-Clark was approximately as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Cost of products sold	$22	$25	$25
Selling and general expenses	41	60	60
Research expenses	11	10	10

Total	$74	$95	$95